Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents (note 6)	$ 2,898	$ 11,838	[1]
Investments (note 9)	30,136	0
Trade and other receivables (note 7)	3,819	2,403	[1]
Inventories (note 8)	2,753	2,381
Prepaid expenses and other	529	491
Total current assets	40,135	17,113
Non-Current
Inventories-ore in stockpiles (note 8)	1,672	1,562
Investments (note 9)	5,866	3,760
Investments in associates (note 10)	4,203	4,692
Restricted cash and investments (note 11)	9,712	2,314
Property, plant and equipment (note 12)	198,480	187,982
Total assets	260,068	217,423
Current
Accounts payable and accrued liabilities	4,588	4,141	[2]
Current portion of long-term liabilities:
Deferred revenue (note 13)	2,498	0
Post-employment benefits (note 14)	199	186
Reclamation obligations (note 15)	653	810
Other liabilities (note 16)	3,057	2,123
Total current liabilities	10,995	7,260
Non-Current
Deferred revenue (note 13)	27,181	0
Post-employment benefits (note 14)	1,687	1,646
Reclamation obligations (note 15)	22,071	20,155
Other liabilities (note 16)	0	630
Deferred income tax liability (note 17)	14,182	15,021
Total liabilities	76,116	44,712
EQUITY
Share capital (note 18)	1,151,927	1,140,631
Share purchase warrants (note 19)	333	0
Contributed surplus (note 20)	55,165	54,306
Deficit	(975,608)	(961,440)
Accumulated other comprehensive loss (note 21)	(47,865)	(60,786)
Total equity	183,952	172,711
Total liabilities and equity	$ 260,068	$ 217,423
Issued and outstanding common shares (note 18)	559,183,209	540,722,365

[1]	Category D=Loans and receivables
[2]	Category E=Financial liabilities at amortized cost